UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PRASAD GROWTH FUND

			Schedule of Investments
	December 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets
Business Service (Miscellaneous)
600	First Marblehead Corp.	$ 32,790	4.21%

Computer (Services)
1,900	Ness Technologies, Inc.*	27,094	3.48%

Electronic (Semiconductor Manufacturing)
2,000	Simple Tech, Inc.*	25,360	3.25%

Internet (Electronic Commerce)
750	Priceline.com, Inc.*	32,708	4.20%

Steel (Alloy)
1,000	Titanium Metals Corp.*	29,510	3.79%

Steel (Basic)
2,000	Grupo Simec SA*	28,740	3.69%

Telecomm (Services)
1,000	American Telephone & Telegraph Corp.	35,750	4.59%

Utility (Telephone)
550	Telenor ADR	31,037	3.98%

TOTAL COMMON STOCKS (Cost $249,485)		242,988	31.17%

CALL OPTIONS
Common Stock/Expiration/Exercise	Shares
Underlying Security	Subject
Expiration Date/Exercise Price	to Call

TTM Technologies, Inc.
April 2007 Call @ 20	1,000	1,900

Legg Mason, Inc.
May 2007 Call @ 100	300	1,470

Advanced Energy Industries, Inc.
April 2007 Call @ 20	1,000	1,300

Brocade Communitcations Systems, Inc.
April 2007 Call @10	3,000	1,050

Lam Research Corp.
March 2007 Call @ 50	500	2,250

Boston Scientific Corp.
January 2007 Call @ 40	1,000	0

Immucor, Inc.
March 2007 Call @ 30	1,000	2,100

Dress Barn, Inc.
March 2007 Call @ 22.5	1,000	2,400

Smith Microsoftware
April 2007 Call @ 15	1,000	1,650

America Movil
Feb 2007 Call @ 45	1,000	2,350
TOTAL CALL OPTIONS		16,470	2.11%
	(Premiums Paid $20,208)

Short-Term Investments
20,850	Fidelity Money Market Pt Select Class 5.16%**	20,850
20,850	Fidelity T/E Portfolio Class I 3.40%**	20,850
20,850	First American Prime Obligation Fund Class Y 4.92%**	20,850
20,850	First American Government Obligation Fund Class Y 4.89%**	20,850
20,850	First American Treasury Obligation Class Y 4.82%**	20,850
TOTAL SHORT TERM INVESTMENTS		104,250	13.37%
	(Cost $104,250)
TOTAL INVESTMENTS
	(Cost $373,943)	363,708	46.65%

	Other assets less liabilities	415,943	53.35%

	TOTAL NET ASSETS	$ 779,651	100.00%

* Non income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2006.

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $373,943 amounted to $10,234 which consisted of aggregate gross unrealized appreciation of
$9,940 and aggregate gross unrealized depreciation of $20,174.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 26, 2007

* Print the name and title of each signing officer under his or her signature.